Acquisitions and Dispositions Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 02, 2014	Sep. 25, 2013
Business Acquisition [Line Items]
Payment of deposit for Koko'oha acquisition	$ 10,000,000	$ 0
Earnout payment maximum	9,131,000	11,980,000
Koko' oha Investments, Inc. [Member]
Business Acquisition [Line Items]
Percentage expected to acquire			100.00%
Acquisition amount			107,000,000
Deposit against purchase price			10,000,000
Deposit Asset, Obligation			5,000,000
Mid Pac Petroleum, LLC [Member]
Business Acquisition [Line Items]
Acquisition related costs	6,400,000
Hawaii Independent Energy LLC [Member]
Business Acquisition [Line Items]
Acquisition related costs	7,000,000
Payment of deposit for Koko'oha acquisition				75,000,000
Start-up expenses				24,300,000
Earnout payment percentage of gross margin	20.00%
Earnout payment gross margin minimum	165,000,000
Earnout payment annual cap	20,000,000
Significant acquisitions and disposals, terms	The earnout payments, if any, are to be paid annually following each of the three calendar years beginning January 1, 2014 through the year ending December 31, 2016, in an amount equal to 20% of the consolidated annual gross margin of HIE in excess of $165 million during such calendar years, with an annual cap of $20 million
Funding of acquisition from supply and exchange agreements	378,200,000
Minimum [Member] | Koko' oha Investments, Inc. [Member]
Business Acquisition [Line Items]
Gain Contingency, Unrecorded Amount			5,000,000
Maximum [Member] | Koko' oha Investments, Inc. [Member]
Business Acquisition [Line Items]
Gain Contingency, Unrecorded Amount			7,500,000
Maximum [Member] | Hawaii Independent Energy LLC [Member]
Business Acquisition [Line Items]
Earnout payment maximum				$ 40,000,000
Koko' oha Investments, Inc. [Member] | Mid Pac Petroleum, LLC [Member]
Business Acquisition [Line Items]
Outstanding membership interests of Mid Pac Petroleum, LLC			100.00%